ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and Divestitures Disclosure [
Disclosure of Assets and Liabilities Held-for-sale [Table Text Block]
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale in our consolidated balance sheet (in millions):

	December 31, 2017
Cash, cash equivalents and short-term investments	$13
Trade accounts receivable, less allowances	10
Inventories	11
Prepaid expenses and other assets	12
Other assets	7
Property, plant and equipment — net	85
Bottlers' franchise rights with indefinite lives	5
Goodwill	103
Other intangible assets	1
Allowance for reduction of assets held for sale	(28)
Assets held for sale	$219	[1]
Accounts payable and accrued expenses	$22
Other liabilities	12
Deferred income taxes	3
Liabilities held for sale	$37	[2]

[1]	Consists of total assets relating to North America refranchising of $9 million and Latin America bottling operations of $210 million, which are included in the Bottling Investments operating segment.
[2]
Consists of total liabilities relating to North America refranchising of $5 million and Latin America bottling operations of $32 million, which are included in the Bottling Investments operating segment.